SCHEDULE OF FIXED ASSETS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (151,781)	$ (84,261)	$ (65,404)
Fixed assets, net	238,629	268,981	139,823
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	2,408	2,342
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	41,497	28,804	27,025
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	28,841	19,619
Right-of-Use Assets [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	312,624	302,477	$ 178,202
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 5,040